Cover Page	Jan. 12, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 13, 2022
Entity Registrant Name	Quotient Technology Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36331
Entity Tax Identification Number	77-0485123
Entity Address, Address Line One	1260 East Stringham Avenue, Suite 600
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84106
City Area Code	650
Local Phone Number	605-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	QUOT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001115128
Amendment Flag	false